Loans, Net (Details) - Schedule of Maturity Dates of Outstanding Loans - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Maturity Dates of Outstanding Loans [Abstract]
First year (current maturities)	$ 330	$ 330
Second year	170	201
Third year		186
Closing balance	$ 500	$ 717	$ 508	$ 1,069